Bank credit lines, loan facilities and notes (Tables)	9 Months Ended
Sep. 30, 2026
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments
The Company had the following debt outstanding as of September 30, 2026 and December 31, 2025:

	Principal amount as of
	September 30, 2026	December 31, 2025
	(in thousands)
Senior Term Loans 5.672% due July 2028	$—	$916,688
Senior Notes 2.875% due July 2026 (the "2026 Notes")	—	500,000
Senior Notes 5.809% due May 2027 (1) (the "May 2027 Notes")	—	750,000
Senior Notes 5.849% due May 2029 (1) (the "May 2029 Notes")	750,000	750,000
Senior Notes 5.064% due August 2029 (2) (the "August 2029 Notes")	500,000	—
Senior Notes 5.421% due August 2031 (2) (the "August 2031 Notes")	1,000,000	—
Senior Notes 6.000% due May 2034 (1) (the "May 2034 Notes")	500,000	500,000
Senior Notes 5.995% due August 2036 (2) (the "August 2036 Notes")	650,000	—

Total debt	3,400,000	3,416,688
Less current portion of debt	—	(529,762)
Total long-term debt	3,400,000	2,886,926
Less debt issuance costs and debt discount	(20,893)	(14,310)
Total long-term debt, net	$3,379,107	$2,872,616
(1) issued May 8, 2024; (2) issued August 13, 2026.
During the quarter ended September 30, 2026, the Company drew down $nil (year ended December 31, 2025: $50.0 million) of the Revolving Credit Facility and repaid $nil (year ended December 31, 2025: $50.0 million).

	Drawdown	Repayment	Closing Balance
(in thousands)
Balance at January 1, 2025			$—
Quarter 1, 2025	$50,000	$(50,000)	—
Quarter 2, 2025	—	—	—
Quarter 3, 2025	—	—	—
Quarter 4, 2025	—	—	—
Total drawdown / (repayments) in 2025	50,000	(50,000)
Quarter 1, 2026	—	—	—
Quarter 2, 2026	—	—	—
Quarter 3, 2026	—	—	—
Total drawdown / (repayments) in 2026	$—	$—

Disclosure of Detailed Information about Financing Cost

	Three Months Ended		Nine Months Ended
	September 30, 2026	September 30, 2025	September 30, 2026	September 30, 2025
	(in thousands)
Interest expense on drawn facilities	$48,137	$47,931	$140,139	$140,992
Amortization of financing costs	5,059	1,499	8,108	4,470
Loss on Extinguishment of Debt	12,233	—	12,233	—
Other financing costs*	746	813	2,479	2,541
Total financing costs	$66,175	$50,243	$162,959	$148,003
*Includes costs associated with the revolving loan facility and costs associated with the waivers to debt agreements.

Schedule of Contractual Maturities of Debt
As of September 30, 2026, the contractual maturities of the Company's debt obligations were as follows:

Contractual maturities of debt	(in thousands)
2026 (remaining)	$—
2027	—
2028	—
2029	1,250,000
2030 and thereafter	2,150,000
Total	$3,400,000

Schedule of Principal Payments on Debt Instrument
Principal repayments on the Senior Secured Term Loan, comprising mandatory and voluntary repayments, during the nine months ended September 30, 2026 and year ended December 31, 2025 were as follows:

Principal repayments	(in thousands)
Quarter 1, 2025	$(7,440)
Quarter 2, 2025	(7,441)
Quarter 3, 2025	(7,440)
Quarter 4, 2025	(7,441)
Total repayments in 2025	$(29,762)
Quarter 1, 2026	(7,440)
Quarter 2, 2026	(7,441)
Quarter 3, 2026	(901,807)
Total repayments in 2026	$(916,688)